SCHEDULE OF DEBT (Details) (Parenthetical)	Dec. 31, 2022
Note Payable To Officer [Member]
Business Acquisition [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Loans Payable To Officer [Member]
Business Acquisition [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%